Reserves - Disclosure of Outstanding Share Purchase Options (Detail)	12 Months Ended
	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of Options Outstanding, Beginning balance	1,070,974	1,270,021
Number of Options Outstanding, Granted	178,020	305,710
Number of Options Outstanding, Exercised	(178,489)	(500,017)
Number of Options Outstanding, Forfeited	(33,003)	(4,740)
Number of Options Outstanding, Expired	(2,186)
Number of Options Outstanding, Ending balance	1,035,316	1,070,974
Weighted Average Exercise Price, Beginning balance	$ 58.14	$ 48.47
Weighted Average Exercise Price, Granted	108.56	59.79
Weighted Average Exercise Price, Exercised	56.51	36.18
Weighted Average Exercise Price, Forfeited	62.34	59.59
Weighted Average Exercise Price, Expired	49.86
Weighted Average Exercise Price, Ending balance	$ 66.4	$ 58.14